Other receivables - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2020
Other receivables
Other receivables			$ 298,190,097	$ 383,513,125
Credit loss			14,709,839	14,137,430
Real estate properties held for lease, net member
Other receivables
Other receivables			298,190,097	383,513,125
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Interest rate		18.00%
Percentage of ownership interest used to settle receivables through transfer of certain parcels of land properties	80.00%
Settlement of bank loans to release the land pledged in bank	$ 77,100,000
Other receivables			154,038,237	142,448,841
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Other receivables			25,095,284	22,973,322
Equity interest transferred (in percent)					98.00%
Consideration for transfer of equity interest					$ 122,607,243
Payments received for transfer of equity interest			$ 98,085,794
Credit loss				$ 0